SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net loss per share attributable to shareholders of the Company
Net loss attributable to common shareholders		¥ (2,593,043)	¥ (316,228)	¥ (317,817)
Weighted average number of common shares outstanding, basic	[1]	2,477,981	788,180	237,138
Weighted average number of common shares outstanding, diluted	[1]	2,477,981	788,180	237,138
Basic net loss per share		¥ (1,046.43)	¥ (401.21)	¥ (1,340.22)
Diluted net loss per share		¥ (1,046.43)	¥ (401.21)	¥ (1,340.22)
Antidilutive shares excluded from computation of net loss per share		30,756	24,400

[1]	Giving retroactive effect to the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026.